Material Related Party Transactions - Schedule of Key Management Personnel Compensation (Details) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Key Management Personnel Compensation [Abstract]
Short-term employment benefits (excluding discretionary bonus)	$ 134,885	$ 134,652
Discretionary bonus	3,004	10,474
Share based payments	$ 1,773,600